FlexShares Trust 50 South LaSalle Street Chicago, Illinois 60603 Phone: 855-353-9383

March 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: FlexShares	Trust (the “Registrant”)

(File Nos. 333-173967 and 811-22555)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that:

1.

The form of (i) Prospectus dated March 1, 2019 for the Registrant’s FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® STOXX® US ESG Impact Index Fund, FlexShares® STOXX® Global ESG Impact Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and FlexShares® High Yield Value-Scored Bond Index Fund; and (ii) the form of Statements of Additional Information dated March 1, 2019 for each series of the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 80 to the Registrant’s registration statement under the Securities Act of 1933, as amended, on Form N-1A; and

2.

The text of the Post-Effective Amendment No. 80 to the Registrant’s registration statement was deemed filed with the U.S. Securities and Exchange Commission electronically via EDGAR on February 26, 2019 (Accession No. 0001193125-19-050089) with an effective date of March 1, 2019.

Questions and comments may be directed to the undersigned at (312) 557-1441.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real
Secretary